Note 2: Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Notes
Note 2: Significant Accounting Policies

NOTE 2:  SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies is presented to assist in understanding the financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America, and have been consistently applied in the preparation of the financial statements.

A.  Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reported period. Actual results could differ materially from the estimates.

B.  reclassification

Certain amounts in the historical financial statements have been reclassified to conform to the current 2015 presentation. These reclassifications have no effect on net loss, total assets, or shareholders’ equity as previously reported.

C.  Cash and cash equivalents

At December 31, 2015 and December 31, 2014, cash and cash equivalents consisted of checking accounts.

D.  Technology Acquisition

The technology supporting the Company’s products (“Technology Acquisition”) was obtained as described below.

Under the terms of the assignment, and subject to one exception discussed below concerning the G2 Assets, the Company owns exclusive and non-exclusive rights to manufacture, market and sell certain products covered under individual patents and/or patents pending. In return, the persons making the assignment received 500,000 common shares of the Company. The Company incurred no material costs related to the assignment and patent protection during 2015.

On or about April 13, 2010, Everest Water, Ltd., (“Licensor”) granted CanAmera Management, Inc. (“Licensee”), a corporation organized under the laws of the Republic of Panama, a non-exclusive, royalty bearing license to manufacture, use and sell products under U.S. Patent No. 7,272,947 including any and all U.S. or foreign patents derived and any patent on improvements on the patent, (the "License Agreement"). The patent describes a device that produces potable water by extracting water from the air and purifying it by way of cooling and condensing water and removing bacteria or preventing the formation of bacteria.

On the same date, April 13, 2010, Licensee assigned the License Agreement to AWG International, Inc., as successor Licensee.  The consideration for the assignment was 250,000 common shares of AWG International, Inc. Mr. Keith White, a Company director, Chief Executive and Technology Officer and Robb Perkinson, a company director, have shared voting and dispositive control of Licensee.

During August 2012, information came to our attention which raised questions about the enforceability, validity and scope of protection relating to the Everest Water patents, the Everest Water/Licensee License Agreement and subsequent patent assignments ("G2 Assets") which were associated with the License Agreement.  These questions involve legal issues under the laws of the Commonwealth of the Bahamas. The Company engaged a Bahamian law firm to provide guidance and advice in regard to the legal questions associated with these G2 Assets. The principal legal issue concerning the enforceability and validity of the G2 asset transfers to AWG involved Everest Waters' ability to deal in its assets when it had been stricken from the Bahamas Companies Registry. On January 2, 2007, Everest Water had been stricken for failure to pay its annual corporate fees. Bahamas law prohibits a company from dealing in its assets while stricken. Therefore, the March 12, 2007 assignment of the G2 patent from Everest International, Ltd. and the April 13, 2010 Everest Water license would be considered invalid until such time as Everest Water is reinstated with the Companies Registry. Upon reinstatement, all business activity would be restored retroactively, as though Everest had never been stricken. Until such time as Everest Water, Ltd. could be reinstated with the Bahamas Companies Registry, the G2 Asset transfers were to be considered defective and invalid under Bahamian corporate law.

On February 12, 2013, Keith White, through Bahamas legal counsel, caused the reinstatement of Everest Water, Ltd. with the Bahamas Companies Registry. The Company was notified of the reinstatement on February 13, 2013.

The fact that Everest Water had been stricken from the Bahamas Corporate registry on January 2, 2007 rendered the March 12, 2007 Everest International, Inc. patent assignment to Everest Water and the subsequent April 13, 2010 Everest Water grant of patent license agreement to CanAmera Management invalid, (the “G2 Assets”). These defects rendered the April 13, 2010 CanAmera Management license agreement assignment to AWG International, Inc. invalid as well.

The recent Everest Water, Ltd. reinstatement has caused the March 12, 2007 assignment of the G2 patent from Everest International, Inc. to Everest Water, Ltd. and the April 13, 2010 Everest Water License Agreement grant to CanAmera Management, Inc. to be deemed restored and validated, retroactively, as though Everest Water had never been stricken from the Registry.

The reinstatement has cured the defect with the CanAmera Management License Agreement assignment to AWG International, Inc. As a result, AWG International, Inc. is now the assignee of the CanAmera Management license agreement.

On February 14, 2013, AWG, as assignee to the License Agreement, declared Everest Water, Ltd. insolvent under Paragraph VII (c) of the License Agreement. As a result of this insolvency declaration, AWG took the actions set forth in paragraphs (a) and (b) below and assigned the G2 patent assets as provided for pursuant to  the terms of the License Agreement. Keith White, individually, as co-inventor, took the action set forth in paragraph (c).

On February 14, 2013, Keith White, on behalf of AWG, executed a Declaration of Assignment whereby the G2 patent assets owned by Everest Water were assigned to AWG.

On February 14, 2013, AWG assigned the G2 patent assets to the inventors, Rae Anderson and Keith White.

On February 14, 2013, Keith White, as co-inventor, assigned the G2 patent assets to AWG.

As a result of these assignments, AWG and Rae Anderson each own a one-half undivided interest in the G2 patent assets.

The assigned patents include U.S. Patent No. 7,272,947, U.S. Patent 7,886,557, PCT Patent Application No. PCT/US/2005/031948, and all patents and patent applications throughout the world, including any divisions, reissues or continuations. U.S. Patent 7,886,557 represents a patent derived from U.S. Patent No. 7,272,947 or an improvement to the U.S. Patent No. 7,272,947. These patents are associated with our Model 2500 product.

The costs associated with curing the patent and assignment defects were paid by the Company. However, CanAmera Management had agreed to return for cancellation 355,525 of its Company common shares valued at $47,883, the estimated cost of curing the defects. The Company had placed an administrative "stop transfer" on the 16,788,057 AWG exchange shares which were issued to CanAmera Management pursuant to the Exchange Agreement, until such time as the Patent and License Agreement matters had been resolved in the Company’s favor. The Company is satisfied that the matter has been resolved and will now proceed with the issuance of the shares.

On November 19, 2010, Licensee, the patent application owner, assigned Patent Cooperation Treaty (PCT) application number PCT/US2010/57371 to AWG International, Inc. On May 18, 2012, AWG filed U.S. patent application number 13/510,757 claiming priority to PCT/US2010/57371. We refer to this patent as supporting the proposed G3 product line.  In consideration of this assignment, 250,000 shares of AWG common stock were issued to Licensee. At the time of the technology acquisition, the Company determined the value of the Technology Acquisition to be $36,216 based upon the actual, verifiable costs associated with securing the patent.

On April 19, 2012, Mr. Keith White, the patent owner, assigned Patent application number 61/489.588 titled “Atmospheric Water Generator” to AWG International Inc. We refer to this patent as supporting the proposed G4 and G5 product lines.

Long-lived assets of the Company, including Technology Acquisition, are reviewed for impairment when changes in circumstances indicate their carrying value has become impaired, pursuant to guidance established in FASB ASC 410-20.  See discussion Note 2(I), Impairment of Long-Lived Assets.

E.  Revenue Recognition

The Company recognizes revenues when earned which shall be as products are shipped and services are delivered to customers or distributors. The Company shall also record accounts receivable for revenue earned but not yet collected.

F.  Income Taxes

Income taxes are provided based upon the liability method of accounting pursuant to ASC 740-10-25 Income Taxes – Recognition. Under this approach, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end. A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by FASB ASC 740-10-25-5.

G.  Earnings (Loss) Per Share (“EPS”)

FASB ASC 260, Earnings Per Share provides for calculation of "basic" and "diluted" earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income (loss) available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity similar to fully diluted earnings per share. Basic and diluted losses per share were the same, at the reporting dates, as there were no dilutive common stock equivalents outstanding.

H.  Derivative Instruments

FASB ASC 815, Derivatives and Hedging establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. They require that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value.

If certain conditions are met, a derivative may be specifically designated as a hedge, the objective of which is to match the timing of gain or loss recognition on the hedging derivative with the recognition of (i) the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk or (ii) the earnings effect of the hedged forecasted transaction. For a derivative not designated as a hedging instrument, the gain or loss is recognized in income in the period of change.

At December 31, 2014 and 2015, the Company had engaged in transactions are considered derivative instruments or hedging activities.

During 2014 and 2015, the Company entered into a series of Convertible Promissory Notes which included conversion clauses which are deemed derivative liabilities As of December 31, 2015 the estimated effect upon the fair market conversion of the outstanding note balances of $910,983 and accrued interest of $110,428 was approximately $825,712 for the relative fair market conversion of the note to common stock.  As of December 31, 2014 the estimated effect upon the fair market conversion of the outstanding note balances of $735,000 and accrued interest of $37,542 was approximately $1,319,188 for the relative fair market conversion of the note to common stock.  For further information see Note 9 to the financial statement.

I.  Impairment of Long-Lived Assets

Long-lived assets of the Company, including the Technology Rights, are reviewed at least annually for impairment or when changes in circumstances indicate their carrying value has become impaired, pursuant to guidance established in FASB ASC 410-20. Management considers assets to be impaired if the carrying amount of an asset exceeds the future projected cash flows from related operations (undiscounted and without interest charges). If impairment is deemed to exist, the asset will be written down to fair value, and a loss is recorded as the difference between the carrying value and the fair value. Fair values are determined based on quoted market values, discounted cash flows, or internal and external appraisals, as applicable. Assets to be disposed of are carried at the lower of carrying value or estimated net realizable value. Management has determined that there was no impairment as of December 31, 2014 and 2015.

J.  Fair Value of Financial Instruments

The Company's financial instruments as defined by FASB ASC 825-10-50 include cash, trade accounts receivable, and accounts payable and accrued expenses. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at December 31, 2014 and 2015.

FASB ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. FASB ASC 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1:  Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities; and

Level 2:  Applies to assets or liabilities for which there are inputs other than the quoted prices in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions; or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data; and

Level 3:  Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities, which may include the reporting entity to develop its own assumptions.

The Company did not have any assets or liabilities measured at fair value on a recurring basis at December 31, 2014 or 2015. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the period ended December 31, 2014 or 2015.

K.  Warranty Expense

The Company has established a product warranty reserve, set at five percent (5%) of sales, beginning for the quarter ending September 30, 2014.  As such, the Company charged $1,800 and $11,236, to the expense line Sales Reserve for the years ending December 31, 2014 and 2015, respectively.  Additionally, the Company set up a corresponding liability, Product Warranty Reserve, in the amount of $1,800 and $13,036 shown in accrued liabilities for the years ended December 31, 2014 and 2015, respectively.

L.  Impact of New Accounting Standards

In June 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-10 (“ASU 2014-10”), Development Stage Entities (Topic 915), Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. The objective of the amendments in this Update is to improve financial reporting by reducing the cost and complexity associated with incremental reporting requirements for development stage entities. The amendments in this Update also eliminate an exception provided to development stage entities in Topic 810, Consolidation, for determining whether an entity is a variable interest entity on the basis of the amount of investment equity at risk. The amendments related to the elimination of inception to-date information and the other remaining disclosure requirements of Topic 915 should be applied retrospective except for the clarification to Topic 275, which shall be applied prospectively. These amendments are effective for annual reporting periods beginning after December 15, 2014, and interim periods therein. The amendment eliminates the exception to the sufficiency-of-equity-at-risk criterion for development stage entities in paragraph 810-10-15-16 should be applied retrospectively for annual reporting periods beginning after December 15, 2015 and interim period therein. Early application of each of the amendments is permitted for any annual reporting period or interim period for which the entity’s financial statements have not yet been issued. The Company adopted ASU 2014-10 in the fourth quarter of 2014 and this adoption did not have a material impact on its financial condition, results of operations or cash flows.

In August 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-15 (“ASU 2014-15”), Presentation of Financial Statements-Going Concern (Subtopic 205-40), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The objective of the amendments in this Update is to provide guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standards require management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. An entity must provide certain disclosures if “conditions events raise substantial doubt about the entity’s ability to continue as a going concern.” The ASU applies to all entities and is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. The Company is evaluating the impact of ASU 2014-15 on its financial condition, results of operations and cash flows.

In May 2014, the FASB issued ASU No. 2014-09 (“ASU 2014-09”), “Revenue from Contracts with Customers”. The objective of ASU 2014-19 is to establish a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and will supersede most of the existing revenue recognition guidance, including industry-specific guidance. The core principle of ASU 2014-09 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance is effective for annual reporting periods (including interim periods within those periods) beginning after December 15, 2016 for public companies. Early adoption is not permitted. The standard permits the use of either a retrospective or modified retrospective (cumulative effect) transition method. The Company is currently evaluating the new guidance and has not determined the impact this standard may have on its financial statements nor decided upon the method of adoption.

In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update (“ASU”) 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

The FASB has issued ASU No. 2014-12, Compensation – Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This ASU requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Company has not yet determined the effect of the adoption of this standard and it is not expected to have a material impact on the Company’s condensed consolidated financial position and results of operations.

The Company is reviewing the effects of following recent updates.  The Company has no expectation that any of these items will have a material effect upon the financial statements.

•         Update 2015-16—Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments

•         Update 2015-15—Interest—Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements—Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting  (SEC Update)

•         Update 2015-14—Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date

•         Update 2015-11—Inventory (Topic 330): Simplifying the Measurement of Inventory

•         Update 2015-08—Business Combinations (Topic 805): Pushdown Accounting—Amendments to SEC Paragraphs Pursuant to Staff Accounting Bulletin No. 115  (SEC Update)

•         Update No. 2015-03—Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs

•         Update 2015-17-Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes

•         Update 2016-01-Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities

·          Update No. 2015-02—Consolidation (Topic 810): Amendments to the Consolidation Analysis